NOTE 14 - OPTIONS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Details
Share-based compensation for services	$ 341,127	$ 0	$ 0
Outstanding vested stock options	90,000
Outstanding Vested stock options, Weighted Average Remaining Term	2 years 1 month 20 days
Unvested stock options	550,000
Unvested stock options, Weighted Average Remaining Term	1 year 11 months 1 day
Unamortized stock-based compensation expense	$ 1,485,213